ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Nov. 30, 2024
ACCRUED EXPENSES AND OTHER PAYABLES
Deposits received from potential investors	$ 1,717,548	$ 143,000
Accrued service fees	846,774	1,085,597
Accrual of PIPE dividend	355,250	253,750
Payable for short-term lease	332,907	93,211
Employee advances for service-related expenses	318,539	318,500
Staff reimbursement	91,674	91,664
Deposits-others	73,700	71,500
Others	41,389	64,363	$ 640,067
Penalty payable		466,469
Medical academic conference fees payable		156,248
Total	$ 3,777,781	$ 2,744,302